Schedule of Investments (unaudited)	iShares® Latin America 40 ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 41.9%
Ambev SA, ADR	11,870,501	$37,748,193
B3 SA - Brasil, Bolsa, Balcao	15,659,335	47,780,561
Banco do Brasil SA	3,855,515	39,777,461
CCR SA	2,993,813	8,784,736
Centrais Eletricas Brasileiras SA	3,426,586	28,446,346
Localiza Rent a Car SA	2,221,327	31,778,309
Lojas Renner SA	2,597,926	10,851,368
Magazine Luiza SA(a)	7,627,969	5,368,668
Natura & Co. Holding SA(a)	2,260,759	7,903,827
NU Holdings Ltd.(a)	6,205,140	48,958,555
Petroleo Brasileiro SA, ADR	5,007,040	69,247,363
Rede D’Or Sao Luiz SA(b)	2,341,044	16,095,228
Telefonica Brasil SA, ADR NVS	1,119,184	10,218,150
Vale SA, ADR	9,771,826	131,137,905
WEG SA	3,953,344	31,168,025
		525,264,695
Chile — 6.3%
Banco de Chile	116,892,923	12,201,693
Banco Santander Chile, ADR	419,293	7,903,673
Cencosud SA	3,452,530	6,691,429
Empresas CMPC SA	2,960,172	5,663,705
Empresas COPEC SA	982,017	7,287,764
Enel Americas SA	52,120,388	6,955,192
Falabella SA	2,016,823	4,842,357
Sociedad Quimica y Minera de Chile SA, ADR	384,333	27,910,263
		79,456,076
Colombia — 1.6%
Bancolombia SA, ADR	304,766	8,131,157
Ecopetrol SA, ADR	661,079	6,776,060
Interconexion Electrica SA ESP	1,187,258	4,806,764
		19,713,981
Mexico — 25.9%
America Movil SAB de CV	56,127,196	60,990,001
Cemex SAB de CV, NVS(a)	40,735,489	28,795,900
Fibra Uno Administracion SA de CV	7,735,962	11,298,653
Fomento Economico Mexicano SAB de CV	4,943,391	54,736,280
Grupo Bimbo SAB de CV, Series A	3,698,108	19,800,876
Grupo Financiero Banorte SAB de CV, Class O	6,672,884	55,049,246
Grupo Mexico SAB de CV, Series B	8,379,505	40,343,227
Wal-Mart de Mexico SAB de CV(c)	13,626,759	53,911,557
		324,925,740
Peru — 3.5%
Credicorp Ltd.	182,869	26,998,779
Security	Shares	Value

Peru (continued)
Southern Copper Corp.	228,852	$16,417,843
		43,416,622
Total Common Stocks — 79.2%
(Cost: $949,792,295)		992,777,114

Preferred Stocks

Brazil — 19.6%
Banco Bradesco SA, Preference Shares, ADR	14,294,602	49,459,323
Gerdau SA, Preference Shares, ADR	2,925,593	15,271,596
Itau Unibanco Holding SA, Preference Shares, ADR	13,040,506	76,938,985
Itausa SA, Preference Shares, NVS	13,879,639	27,943,636
Petroleo Brasileiro SA, Preference Shares, ADR	6,180,949	76,458,339
		246,071,879

Total Preferred Stocks — 19.6%
(Cost: $299,483,218)		246,071,879

Total Long-Term Investments — 98.8%
(Cost: $1,249,275,513)		1,238,848,993

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(d)(e)(f)	4,837,379	4,838,346
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(d)(e)	460,000	460,000

Total Short-Term Securities — 0.4%
(Cost: $5,298,830)		5,298,346

Total Investments — 99.2%
(Cost: $1,254,574,343)		1,244,147,339

Other Assets Less Liabilities — 0.8%		10,616,453

Net Assets — 100.0%		$1,254,763,792

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
June 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,498,843	$—	$(23,660,214	)(a)	$(4,400)	$4,117	$4,838,346	4,837,379	$6,764	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,620,000	—	(6,160,000	)(a)	—	—	460,000	460,000	37,573		—
					$(4,400)	$4,117	$5,298,346		$44,337		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Bclear MSCI Brazil Index	160	09/15/23	$9,095	$135,350
Mexican BOLSA Index	136	09/15/23	4,349	(78,967)
				$56,383

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$992,777,114	$—	$—	$992,777,114
Preferred Stocks	246,071,879	—	—	246,071,879

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
June 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$5,298,346	$—	$—	$5,298,346
	$1,244,147,339	$—	$—	$1,244,147,339
Derivative Financial Instruments(a)
Assets
Equity Contracts	$135,350	$—	$—	$135,350
Liabilities
Equity Contracts	(78,967)	—	—	(78,967)
	$56,383	$—	$—	56,383

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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